Note 15 - Related Party Balances and Transactions (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
		Oct. 31, 2011 CNY (¥)	Oct. 31, 2011 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Note 15 - Related Party Balances and Transactions (Details) [Line Items]
Related Party Transaction Interest Income from Transactions with Related Party	[1]				¥ 29,708	¥ 46,472
Subsidiary Holding Equity Interest in Subsidiary of Sincere Fame [Member] | Beijing Fanhua Micro Credit Company Limited [Member]
Note 15 - Related Party Balances and Transactions (Details) [Line Items]
Equity Method Investment, Ownership Percentage					30.00%
Sincere Fame International Limited and Subsidiaries [Member]
Note 15 - Related Party Balances and Transactions (Details) [Line Items]
Related Party Transaction Amount of Loan Agreed to be Advanced | $			$ 50,000
Due from Related Party Principal Receivable, Current						179,681
Interest Receivable, Current					¥ 36,508	28,420
Accounts Receivable, Related Parties, Current						1,500
Sincere Fame International Limited [Member]
Note 15 - Related Party Balances and Transactions (Details) [Line Items]
Facility Letter Validity Period		2 years	2 years
Facility Letter Validity Renewal Period		2 years	2 years
Related Party Transaction, Rate		7.30%	7.30%
Affiliated Entity [Member]
Note 15 - Related Party Balances and Transactions (Details) [Line Items]
Related Party Transaction Interest Income from Transactions with Related Party				¥ 6,843	¥ 8,088	¥ 12,170
Affiliated Entity [Member] | Subsidiaries [Member]
Note 15 - Related Party Balances and Transactions (Details) [Line Items]
Revenue from Related Parties				¥ 1,415
Maximum [Member] | Sincere Fame International Limited and Subsidiaries [Member]
Note 15 - Related Party Balances and Transactions (Details) [Line Items]
Related Party Transaction Amount of Loan Agreed to be Advanced		¥ 317,990

[1]	This represented accrued interest income on bank deposits, interest bearing receivable from third parties as described in (v) and accrued interest on subscription receivables (note 2(m)).